Summary of Significant Accounting Policies: New Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2014
Policies
New Accounting Pronouncements

New accounting pronouncements

The Company has evaluated the most recent accounting standards through the date of these financial statements and in management’s opinion none of these pronouncements will have a material impact on the Company’s financial statements.